Net Operating Revenue	12 Months Ended
Dec. 31, 2021
Net Operating Revenue

32.	Net Operating Revenue

						Net revenues
	Gross	PIS/Pasep		Sectorial	Service tax
	revenues	and Cofins	ICMS (VAT)	charges	(ISSQN)	12.31.2021	12.31.2020	12.31.2019
Electricity sales to final customers	12,296,456	(909,527)	(2,465,992)	(1,683,260)	-	7,237,677	6,652,824	6,426,016
Electricity sales to distributors	7,034,152	(885,904)	(22,121)	(74,273)	-	6,051,854	3,779,830	2,865,866
Use of the main distribution and transmission grid	10,088,231	(707,904)	(2,334,029)	(1,751,224)	-	5,295,074	4,372,596	4,138,771
Construction income	1,951,559	-	-	-	-	1,951,559	1,414,067	1,132,884
Fair value of assets from the indemnity for the concession	142,642	-	-	-	-	142,642	57,341	36,646
Distribution of piped gas	950,850	(75,357)	(162,710)	-	(516)	712,267	502,655	843,183
Sectorial financial assets and liabilities result	2,502,324	(231,465)	-	-	-	2,270,859	676,939	18,631
Other operating revenue	358,997	(29,556)	(93)	-	(6,993)	322,355	366,434	407,248
Recovery of Pis/Pasep and Cofins on ICMS	-	-	-	-	-	-	810,563	-
	35,325,211	(2,839,713)	(4,984,945)	(3,508,757)	(7,509)	23,984,287	18,633,249	15,869,245

32.1	Revenue by type and/or class of customers

	12.31.2021	12.31.2020	12.31.2019
Electricity sales to final customers	12,296,456	9,524,897	10,481,794
Residential	4,098,156	3,098,969	3,336,432
Industrial	1,230,945	970,638	1,276,105
Trade, services and other activities	2,202,475	1,701,260	2,179,510
Rural	873,560	613,419	631,527
Public entities	276,383	195,259	279,495
Public lighting	339,524	233,558	274,250
Public service	400,341	290,482	332,414
Free consumers	2,203,320	1,729,603	1,431,274
Donations and grants	671,752	691,709	740,787
Electricity sales to distributors	7,034,152	4,330,982	3,301,336
Bilateral contracts	2,390,859	2,386,929	1,998,617
Regulated contracts	1,026,124	916,377	854,239
Electric Energy Trade Chamber - CCEE	3,482,687	933,369	357,076
Effective interest - grant bônus (Note 10.3)	134,482	94,307	91,404
Use of the main distribution and transmission grid	10,088,231	8,780,612	8,270,996
Residential	3,011,507	2,788,725	2,585,892
Industrial	1,456,377	1,273,320	1,280,168
Trade, services and other activities	1,771,496	1,628,098	1,713,632
Rural	623,280	548,682	467,044
Public entities	205,247	180,814	217,027
Public lighting	213,433	205,904	206,492
Public service	214,501	195,597	174,414
Free consumers	1,440,922	1,164,020	1,052,535
Concessionaires and generators	79,493	61,720	62,414
Operating and maintenance income - O&M and interest income	1,071,975	733,732	511,378
Construction income	1,951,559	1,414,067	1,132,884
Power distribution service concession	1,700,889	1,154,488	904,023
Power gas distribution service concession	11,222	7,438	12,153
Power transmission concession (a)	239,448	252,141	216,708
Fair value of assets from the indemnity for the concession	142,642	57,341	36,646
Distribution of piped gas	950,850	679,304	1,003,790
Sectorial financial assets and liabilities result	2,502,324	746,052	25,057
Other operating revenue	358,997	406,539	438,876
Leasing and rent (32.2)	253,049	176,452	141,315
Fair value in the purchase and sale of power	-	137,463	204,876
Income from rendering of services	91,932	44,182	51,780
Other income	14,016	48,442	40,905
GROSS OPERATING REVENUE	35,325,211	25,939,794	24,691,379
(-) Pis/Pasep and Cofins	(2,839,713)	(2,038,541)	(2,243,383)
Recovery of Pis/Pasep and Cofins on ICMS (Note 13.2.1)	-	810,563	105,184
(-) ICMS (VAT)	(4,984,945)	(4,216,720)	(4,518,791)
(-) Service tax (ISSQN)	(7,509)	(4,504)	(3,333)
(-) Sectorial charges (32.3)	(3,508,757)	(1,857,343)	(2,161,811)
NET OPERATING REVENUE	23,984,287	18,633,249	15,869,245
(a) The balance contains the amount of construction revenue, the construction margin and the efficiency gain or loss as detailed in Note 11.3

32.2	Leases and rentals

32.2.1	Revenue from leases and rentals

	12.31.2021	12.31.2020	12.31.2019
Equipment and structures	251,953	175,673	140,053
Facilities sharing	738	415	1,046
Real estate	358	364	216
	253,049	176,452	141,315

32.3	Regulatory charges

	12.31.2021	12.31.2020	12.31.2019
Energy Development Account - "CDE " - Power distribution service concession (32.3.1)	1,737,716	1,530,998	1,654,157
Other charges - rate flags	1,480,361	81,159	280,286
Research and development and energy efficiency - R&D and EEP	191,006	144,474	127,432
Global Reversion Reserve - RGR quota	44,372	62,057	63,918
Energy Development Account - "CDE " - Power transmission concession	42,973	27,315	25,271
Inspection fee	12,329	11,340	10,747
	3,508,757	1,857,343	2,161,811

32.3.1	Energy Development Account - CDE - power distribution concession

The CDE, created by Law 10,438/2002 and amended by Law 12,783/2013, has among its sources of funds, in order to meet its objectives, the quotas paid by agents that negotiate energy with final consumers, by average of a charge included in the tariffs. The Company makes payments for the “CDE USO” charge, intended to cover the CDE’s objectives set forth by law. The annual quotas for each distributor are defined by Aneel through resolutions enacted by it.

As of June 2021, the Company started to pay monthly the quota related to CDE Covid Account in the amount of R$29,032, segregated between “CDE USO” and “CDE ENERGIA”. This charge, passed on in the tariff to consumers, is due by distribution concessionaires and licensees according to Order No. 939/2021 and has the purpose of amortizing the credit operation contracted by the CCEE in the management of the Covid Account, under the terms of Normative Resolution No. 885/2020.

The balance is as follows:

Resolutions	Period	12.31.2021
CDE USO
Resolution No. 2,814/2020	January	163,843
Resolution No. 2,814/2021	February	157,766
Resolution No. 2,834/2021	March and April	277,844
Resolution No. 2,864/2021	May to December	935,037
Order No. 939/2021	June to December	107,009
		1,641,499
CDE ENERGIA
Order No. 939/2021	June to December	96,217

		1,737,716

Resolutions	Period	12.31.2020
CDE USO
Resolution No. 2,664/2019	January to December	1,531,713
(-) Preliminary injunctions	January to December	(715)

		1,530,998

Resolutions	Period	12.31.2019
CDE USO
Resolution No. 2,510/2018	January to June	1,269,498
(-) Preliminary injunctions	January to June	(3,346)
		1,266,152
CDE ENERGIA
Resolution No. 2,231/2017	June to February	98,725
Resolution No. 2,521/2019	March to August	296,174
Return - Order No. 2,755/2019		(46,722)
		348,177
CDE ENERGIA
Resolution No. 2,510/2018	January to March	41,431
(-) Preliminary injunctions	January to March	(1,603)
		39,828
		1,654,157

32.4	Copel DIS anual tariff adjustment

ANEEL approved the result of Copel DIS’s 5th Periodic Tariff Review Cycle 2021 through Ratifying Resolution No. 2,886, dated June 22, 2021, authorizing average adjustment of 9.89% (0.41% in 2020) applied to consumers and whose application occurred in full to tariffs as from June 24, 2021. For high voltage consumers the average readjustment was 9.57% and for low voltage consumers it was 10.04%.

Copel Distribuição’s net Regulatory Compensation Basis - BRR, in the 2021 Periodic Tariff Review, was ratified at R$8,362,118. The return on capital reached R$985,623, at a rate of 10.64% before taxes, and the Regulatory Reintegration Quota - QRR, which aims to restore the assets related to the provision of the service throughout its useful life, was R$438,786, average rate of 3.73%.